27 Right-of-use asset and lease liability (Details 3) - Cash Flow Hedges [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Lease Consideration [member]
Disclosure of quantitative information about right-of-use assets [line items]
Nominal	R$ 156,287
Present value	138,361
Potential Pis / Cofins [member]
Disclosure of quantitative information about right-of-use assets [line items]
Nominal	12,498
Present value	R$ 11,333